Loans - Purchased Credit-Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Contractual principal
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of year	$ 8,016	$ 8,709	$ 11,020
Advances and increases in cash flows expected to be collected	36	166	150
Reductions resulting from repayments	(1,581)	(464)	(1,554)
Reductions resulting from changes in allowances for credit losses	0	0
Reductions resulting from charge-offs	(470)	(395)	(907)
Accretion			0
Balance at end of year	6,001	8,016	8,709
Non-accretable difference
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of year	(1,617)	(2,248)	(3,804)
Advances and increases in cash flows expected to be collected	48	408	631
Reductions resulting from repayments	307	0	0
Reductions resulting from changes in allowances for credit losses	(99)	(172)
Reductions resulting from charge-offs	122	395	818
Accretion			107
Balance at end of year	(1,239)	(1,617)	(2,248)
Accretable difference
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of year	(811)	(631)	0
Advances and increases in cash flows expected to be collected	(48)	(396)	(631)
Reductions resulting from repayments	148	216	107
Reductions resulting from changes in allowances for credit losses	0	0
Reductions resulting from charge-offs	0	0	0
Accretion			(107)
Balance at end of year	(711)	(811)	(631)
Carrying amount
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of year	5,588	5,830	7,216
Advances and increases in cash flows expected to be collected	36	178	150
Reductions resulting from repayments	(1,126)	(248)	(1,447)
Reductions resulting from changes in allowances for credit losses	(99)	(172)
Reductions resulting from charge-offs	(348)	0	(89)
Accretion			0
Balance at end of year	$ 4,051	$ 5,588	$ 5,830